Financial obligations (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Financial obligations [Abstract]
Disclosure Of Detailed Information About Financial Obligation Explanatory [Text Block]
(a)	This caption is made up as follow:

	2017	2016
	US$(000)	US$(000)

Compañía de Minas Buenaventura S.A.A. (b)
BBVA Banco Continental S.A.	61,667	61,667
Banco de Crédito del Perú	61,667	61,667
CorpBanca New York Branch	61,666	61,666
Banco Internacional del Perú	30,000	30,000
ICBC Perú Bank	25,000	25,000
Banco Latinoamericano de Comercio Exterior S.A.	20,000	20,000
Banco de Sabadell, Miami Branch	15,000	15,000
	275,000	275,000
Debt issuance costs	(2,425)	(3,119)
	272,575	271,881
Sociedad Minera El Brocal S.A.A.
Banco de Crédito del Perú – Finance leaseback (c)	119,464	136,812
Debt issuance costs	(1,377)	-
	118,087	136,812
Mid-term financial obligation (c)	80,000	173
	198,087	136,985
Empresa de Generación Huanza S.A.
Banco de Crédito del Perú – Finance lease (d)	162,411	176,062

Contacto Corredores de Seguros S.A.
BBVA Banco Continental S.A. – Finance lease	10	53

Buenaventura Ingenieros S.A.
Banco de Crédito del Perú – Finance lease (e)	-	7,361

Total financial obligations	633,083	592,342

Classification by maturity:
Current portion	83,991	40,110
Non-current portion (f)	549,092	552,232

Total financial obligations	633,083	592,342

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
(f)	The long-term portion of the financial obligations held by the Group matures as follows:

	2017	2016
	US$(000)	US$(000)

Between 1 and 2 years	125,215	81,057
Between 2 and 5 years	427,680	474,294
	552,895	555,351
Debt issuance costs	(3,803)	(3,119)
	549,092	552,232

Disclosure of reconciliation of liabilities arising from financing activities [text block]
(g)	Below is presented the movement:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Beginning balance	592,342	353,710	383,305
New obligations	80,000	275,210	296
Accrual of debt issuance costs capitalized	272	(3,119)	-
Accrual of debt issuance costs in results, note 26(a)	909	-	-
Payments	(32,599)	(33,476)	(29,891)
Sale of asset under lease agreement (e)	(7,196)	-	-
Increase of debt issuance costs, note 26(a)	(480)	-	-
Exchange difference	(165)	17	-

Final balance	633,083	592,342	353,710